Equity Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Estimated share-based compensation expense related to equity awards granted to employees and non-employee directors

Estimated share-based compensation expense related to equity awards granted to our employees and non-employee directors for the three months ended March 31, 2013 and 2012 was as follows:

	Three months ended March 31,
	2013	2012
Selling, general and administrative expense	$314,428	$351,804
Research and development expense	37,128	25,701

Share-based compensation expense	$351,556	$377,505

The share-based compensation expense from all stock options granted that has been charged to our consolidated statements of operations and comprehensive income/(loss) in the years ended December 31, 2012 and 2011 was comprised of the following:

	Years Ended December 31,
	2012	2011
Selling, general and administrative expense	$1,381,554	$888,592
Research and development expense	77,776	(22,540)

Share-based compensation expense	$1,459,330	$866,052

Summary of option activity

A summary of all of our option activity as of December 31, 2012 and 2011 and of changes in options outstanding under the plans during the year ended December 31, 2012 are as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Years	Aggregate Intrinsic Value
Outstanding at December 31, 2011	2,892,132	$2.83
Granted	933,996	$0.68
Exercised	(3,656)	$0.60
Cancelled/forfeited/expired	(236,729)	$2.25

Outstanding at December 31, 2012	3,585,743	$2.31	8.67	$—

Options exercisable at December 31, 2012	988,743	$4.59	7.92	$—

Vested and expected to vest at December 31, 2012	3,461,169	$2.35	8.66	$—

Black-Scholes option-valuation model for option grants to employees and non-employee directors

The assumptions used in the Black-Scholes option-valuation model for option grants to employees and non-employee directors during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011
Risk-free interest rate	0.6 – 0.8%	1.1 – 2.4%
Dividend yield	0.0%	0.0%
Expected volatility	131-139%	125-131%
Expected term (in years)	5.2 – 6.1 years	5 – 6.25 years
Forfeiture rate	4%	4%